Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Deferred tax assets, Inventories	¥ 3,708	¥ 3,327
Deferred tax assets, Accrued warranty expenses	474	614
Deferred tax assets, Accrued pension and severance costs	9,455	9,212
Deferred tax assets, Accrued expenses	1,001	1,358
Deferred tax assets, Research and development expenses capitalized for tax purposes	2,381	2,470
Deferred tax assets, Operating loss carryforwards	49,097	38,912
Deferred tax assets, Property, plant and equipment	3,614	3,340
Deferred tax assets, Tax credits	2,368	8,122
Deferred tax assets, Other	1,924	2,059
Total gross deferred tax assets	74,022	69,414
Less valuation allowance	(62,834)	(59,072)	(50,188)	(52,082)
Net deferred tax assets	11,188	10,342
Deferred tax liabilities, Intangible assets	(567)	(2,558)
Deferred tax liabilities, Net unrealized gains on marketable securities	(316)	(805)
Deferred tax liabilities, Undistributed earnings of foreign subsidiaries	(769)	(689)
Deferred tax liabilities, Other	(157)	(43)
Total gross deferred tax liabilities	(1,809)	(4,095)
Net deferred tax assets (liabilities)	¥ 9,379	¥ 6,247